Significant Accounting Policies and Recent Accounting Pronouncements, Segment Reporting (Details) - Segment	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Segment Information [Abstract]
Number of reportable segments	2	2